INVENTORIES	12 Months Ended
Dec. 31, 2019
INVENTORIES
INVENTORIES

18.     INVENTORIES

Inventories are stated at the lower of cost or net realizable value. Inventory cost is determined using the weighted average cost method. Handsets and accessories held for sale are expensed when sold. The Group regularly assesses its inventories for obsolete and slow-moving stock.

Inventory and spare parts comprised the following:

	December 31,
	2019	2018
Handsets and accessories	12,412	15,191
Spare parts for telecommunication equipment	984	213
Advertising and other materials	912	916
SIM cards and prepaid phone cards	700	1,167
TV equipment for resale	494	676
Software and equipment for installation and resale	13	491
Total inventories	15,515	18,654

Other materials mainly consist of automobile and IT components, stationery, fuel and auxiliary materials.

Spare parts for telecommunication equipment included in the inventory are expected to be utilized within twelve months of the year end.

Expenses for writing inventory down to net realisable value were included in cost of goods in the consolidated statement of profit or loss.

For the years ended December 31, 2019, 2018 and 2017, cost of goods comprised the following expenses:

	2019	2018	2017
Amount of inventories recognized as an expense	61,699	59,931	43,288
Inventory obsolescence provision	2,659	3,697	2,691
Reversal of obsolescence provision	(469)	(375)	(504)
Total cost of goods	63,889	63,253	45,475

The reversal of the inventory obsolescence provision relates to handsets and accessories sold over the course of the Group’s promotion campaigns. Inventories were sold with a positive margin.